IAI Investment Funds, IV, Inc.
                                                                File No. 2-66885
                                                  IAI Investment Funds, VI, Inc.
                                                               File No. 33-40496
                                                 IAI Investment Funds, VII, Inc.
                                                                File No. 2-39560
                                                IAI Investment Funds, VIII, Inc.
                                                                File No. 2-84589




                         SUPPLEMENT DATED MARCH 26, 1999
                  TO THE JOINT PROSPECTUS DATED AUGUST 1, 1998
                                       OF
        IAI REGIONAL FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS IV, INC.)
     IAI MIDCAP GROWTH FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS VI, INC.) IAI GROWTH AND INCOME FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS VII, INC.)
        IAI VALUE FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS VIII, INC.)


             MANAGEMENT OF FUND INVESTMENTS IN RESTRICTED SECURITIES

The following replaces the disclosure on pages 36 and 37 of the Fund's current Prospectus and any supplement thereto concerning the management of Fund investments in restricted securities:

Each Fund manager is responsible for Fund investments in restricted securities, including equity and limited partnership interests in privately-held companies and investment partnerships.